Infrareit Acquisition (Total Purchase Price Paid) (Details) - USD ($) $ in Millions			3 Months Ended	8 Months Ended	12 Months Ended
	May 16, 2019	Jul. 21, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Purchase of outstanding InfraREIT shares and units			$ 1,275		$ 1,324	$ 25
Certain transaction costs of InfraREIT paid by Oncor			49
Total purchase price paid			$ 1,324
Sharyland Merger Agreement [Member]
Purchase of outstanding InfraREIT shares and units		$ 25
Total purchase price paid		$ 408
InfraREIT [Member]
Purchase of outstanding InfraREIT shares and units	$ 1,275			$ 1,275
Certain transaction costs of InfraREIT paid by Oncor				49
Total purchase price paid	$ 1,324			1,324
Management termination fee				$ 40